OTHER RECEIVABLES, NET	6 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 6. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Business advances to officers and staffs (A)	¥957,277	¥1,633,123	$256,723
Deposits for projects	1,982,987	2,036,195	320,085
VAT recoverable	3,562,295	3,277,675	515,243
Others	1,469,949	2,543,476	399,828
	7,972,508	9,490,469	1,491,879
Less: Long term portion (B)	(114,679)	(324,515)	(51,013)
Allowance for credit losses	(918,153)	(569,138)	(89,467)
Other receivable - current portion	¥6,939,676	¥8,596,816	$1,351,399

(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.
(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Net recovery of provision for credit losses of other receivables was ¥348,199 and ¥344,950 ($54,225) for the six months ended December 31, 2020 and 2021, respectively.

Movement of allowance for credit losses is as follows:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥1,529,036	¥918,153	$144,331
Balance acquired from FGS	151,689	—	—
Reversal of credit losses	(187,161)	(344,950)	(54,225)
Less: write-off	(575,411)	(4,065)	(639)
Ending balance	¥918,153	¥569,138	$89,467